CONVERTIBLE NOTE PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
4.	CONVERTIBLE NOTE PAYABLE

In April 2013, Viatar CTC Solutions borrowed $100,000 in exchange for a 4% interest-only, convertible promissory note due April 30, 2015 and a five-year warrant to purchase 50,000 shares of common stock at $2 each. The note is convertible at any time prior to maturity at the option of the holder into 50,000 shares of common stock. The fair value of the warrant issued was $32,525 based on the Black-Scholes option pricing model. The fair value of the warrant was recorded as a discount and is being amortized over two years based on the straight line method, which approximates the effective interest method. The unamortized discount at September 30, 2014 and December 31, 2013 was $11,384 and $26,020. The note requires interest payments semi-annually.

4.	CONVERTIBLE NOTE PAYABLE

In April 2013, Vizio borrowed $100,000 in exchange for a 4% interest-only, convertible promissory note due April 30, 2015 and a five year warrant to purchase 50,000 Class A member units at $2 each. The note is convertible at any time prior to maturity at the option of the holder into 50,000 Class A member units. The fair value of the warrant issued was $32,525 based on the Black-Scholes option pricing model. The fair value of the warrant was recorded as a discount and is being amortized over two years based on the straight line method, which approximates the effective interest method. The unamortized discount at December 31, 2013 was $26,020. The note requires interest payments semi-annually.